Profit Before Income Tax - Summary of Other Operating Income and Expenses, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Analysis of income and expense [abstract]
Rental income	$ 656,745	$ 21,372	$ 175,373	$ 153,682
Gain on disposal of property, plant and equipment	113,356	3,689	71,770	460,868
Royalty income	638,867	20,790	135,400
Impairment loss on non-financial assets (Notes 15 and 19)	(327,569)	(10,660)	(126,766)	(992,273)
Others	(67,071)	(2,183)	934,052	880,215
Other operating income and expenses, net	$ 1,014,328	$ 33,008	$ 1,189,829	$ 502,492